Segment reporting - Segments (Details) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 EUR (€)		Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Jan. 01, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues			€ 26,009	€ 23,178	[1],[2]	€ 22,338	[2]
Gross profit			(8,753)	(8,474)	[1],[2]	(11,311)	[2]
PPE	€ 27,949	[1],[2]	27,675	27,949	[1],[2]
Trade receivables	5,093	[1],[2]	6,030	5,093	[1],[2]			€ 5,270
Trade payables	3,059	[1],[2]	2,945	3,059	[1],[2]
Allowance for slow-moving inventory			(417)	(515)		954
Impairment of goodwill						1,130
Sale of used printers						123
Systems
Segment reporting
Revenues	3,146		12,248	11,534		13,081
Gross profit	€ 1,329		€ 3,708	€ 4,258		€ 3,197
Gross profit in %	42.20%		30.30%	36.90%		24.40%
PPE	€ 13,070		€ 11,804	€ 13,070		€ 9,936
Trade receivables	2,899		3,479	2,899		2,566
Trade payables	1,885		1,726	1,885		833
Sale of used printers			1,489	2
Services
Segment reporting
Revenues	2,962		13,761	11,644		9,257
Gross profit	€ 1,275		€ 5,437	€ 5,067		€ 3,706
Gross profit in %	43.00%		39.50%	43.50%		40.00%
PPE	€ 14,628		€ 15,871	€ 14,628		€ 13,585
Trade receivables	2,194		2,551	2,194		1,567
Trade payables	€ 1,174		€ 1,219	€ 1,174		€ 932

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.